OPERATING SEGMENTS (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue (External)		R 11,159.0	R 7,878.2	R 6,239.7
Cash operating costs		(4,712.4)	(4,372.7)	(4,193.3)
Movement in gold in process and finished inventories – Gold Bullion		5.4	18.1	34.9
Segment operating profit		6,452.0	3,523.6	2,081.3
Additions to property, plant and equipment		(3,736.9)	(2,200.0)	(3,113.9)
Segment operating profit		6,452.0	3,523.6	2,081.3
Depreciation		(477.2)	(459.2)	(270.4)
Change in estimate of environmental rehabilitation recognised in profit or loss		13.1	98.0	11.6
Ongoing rehabilitation expenditure		(19.7)	(19.2)	(16.1)
Care and maintenance		(0.2)	0.8	2.5
Other operating costs		(232.7)	(213.8)	(199.3)
Other income		9.4	0.0	2.0
Loss on disposal of subsidiary		(4.8)	0.0	0.0
Administration expenses and other costs		2.9	13.5	0.9
Finance expense		(100.0)	(73.4)	(76.4)
Current tax		(496.2)	0.0	(99.7)
Deferred tax		(1,130.8)	(824.4)	(388.5)
Profit for the year	[1]	4,255.5	2,242.7	1,328.7
Reconciliation of cost of sales to cash operating costs
Cost of sales		(5,193.9)	(4,747.7)	(4,429.9)
Depreciation		477.2	459.2	270.4
Change in estimate of environmental rehabilitation provision recognised in profit or loss		(13.1)	(98.0)	(11.6)
Movement in gold in process and finished inventories – Gold Bullion		(5.4)	(18.1)	(34.9)
Ongoing rehabilitation expenditure		19.7	19.2	16.1
Care and maintenance		0.2	(0.8)	(2.5)
Other operating costs		232.7	213.8	199.3
Cash operating costs		(4,712.4)	(4,372.7)	(4,193.3)
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		1,512.4	1,376.0	1,303.3
Labour including short term incentives		767.8	747.2	734.9
Electricity		516.0	544.0	586.1
Specialist service providers		1,021.5	876.2	851.7
Machine hire		173.4	156.3	198.4
Security expenses		216.8	198.5	167.2
Water		42.7	45.1	32.5
Finance income		245.5	223.8	280.8
Operating segments | Ergo
Disclosure of operating segments [line items]
Revenue (External)		8,080.0	5,671.5	4,524.9
Cash operating costs		(3,968.8)	(3,699.2)	(3,571.0)
Movement in gold in process and finished inventories – Gold Bullion		15.5	9.8	37.5
Segment operating profit		4,126.7	1,982.1	991.4
Additions to property, plant and equipment		(999.6)	(605.7)	(2,354.6)
Segment operating profit		4,126.7	1,982.1	991.4
Depreciation		(341.0)	(326.5)	(138.7)
Change in estimate of environmental rehabilitation recognised in profit or loss		20.8	92.8	11.1
Ongoing rehabilitation expenditure		(16.4)	(16.3)	(13.0)
Care and maintenance		0.0	0.0	0.0
Other operating costs		(35.8)	(19.6)	(10.6)
Other income		8.9		0.6
Loss on disposal of subsidiary		(4.8)
Administration expenses and other costs		2.9	13.5	0.9
Finance expense		(75.0)	(51.6)	(60.9)
Current tax		(485.3)		5.4
Deferred tax		(418.7)	(405.6)	(205.1)
Profit for the year		2,828.7	1,294.9	632.9
Reconciliation of cost of sales to cash operating costs
Cost of sales		(4,292.8)	(3,952.9)	(3,673.2)
Depreciation		341.0	326.5	138.7
Change in estimate of environmental rehabilitation provision recognised in profit or loss		(20.8)	(92.8)	(11.1)
Movement in gold in process and finished inventories – Gold Bullion		(15.5)	(9.8)	(37.5)
Ongoing rehabilitation expenditure		16.4	16.3	13.0
Care and maintenance		0.0	0.0	0.0
Other operating costs		35.8	19.6	10.6
Cash operating costs		(3,968.8)	(3,699.2)	(3,571.0)
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		(1,265.8)	(1,151.4)	(1,087.4)
Labour including short term incentives		(638.9)	(625.9)	(621.4)
Electricity		(380.9)	(422.9)	(472.7)
Specialist service providers		(977.1)	(833.0)	(812.1)
Machine hire		(147.9)	(136.3)	(173.2)
Security expenses		(176.5)	(162.2)	(137.8)
Water		(39.8)	(41.3)	(30.8)
Finance income		52.2	53.1	51.8
Operating segments | FWGR
Disclosure of operating segments [line items]
Revenue (External)		3,079.0	2,206.7	1,714.8
Cash operating costs		(743.6)	(673.5)	(622.3)
Movement in gold in process and finished inventories – Gold Bullion		(10.1)	8.3	(2.6)
Segment operating profit		2,325.3	1,541.5	1,089.9
Additions to property, plant and equipment		(2,735.8)	(1,593.1)	(756.6)
Segment operating profit		2,325.3	1,541.5	1,089.9
Depreciation		(133.0)	(130.2)	(129.5)
Change in estimate of environmental rehabilitation recognised in profit or loss		0.0	0.0	0.2
Ongoing rehabilitation expenditure		(2.5)	(2.6)	(2.1)
Care and maintenance		0.0	0.0	0.0
Other operating costs		(2.9)	(8.3)	(5.5)
Other income		0.0		1.3
Loss on disposal of subsidiary		0.0
Administration expenses and other costs		0.0	0.0	0.0
Finance expense		(15.0)	(11.7)	(11.7)
Current tax		0.0		(92.5)
Deferred tax		(697.6)	(426.9)	(183.7)
Profit for the year		1,533.2	1,013.9	720.3
Reconciliation of cost of sales to cash operating costs
Cost of sales		(889.2)	(798.0)	(756.3)
Depreciation		133.0	130.2	129.5
Change in estimate of environmental rehabilitation provision recognised in profit or loss		0.0	0.0	(0.2)
Movement in gold in process and finished inventories – Gold Bullion		10.1	(8.3)	2.6
Ongoing rehabilitation expenditure		2.5	2.6	2.1
Care and maintenance		0.0	0.0	0.0
Other operating costs		2.9	8.3	5.5
Cash operating costs		(743.6)	(673.5)	(622.3)
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		(246.6)	(224.6)	(215.9)
Labour including short term incentives		(128.9)	(121.3)	(113.5)
Electricity		(135.1)	(121.1)	(113.4)
Specialist service providers		(44.4)	(43.2)	(39.6)
Machine hire		(25.5)	(20.0)	(25.2)
Security expenses		(40.3)	(36.3)	(29.4)
Water		(2.9)	(3.8)	(1.7)
Finance income		58.9	52.1	53.9
Other reconciling items
Disclosure of operating segments [line items]
Revenue (External)		0.0	0.0	0.0
Cash operating costs		0.0	0.0	0.0
Movement in gold in process and finished inventories – Gold Bullion		0.0	0.0	0.0
Segment operating profit		0.0	0.0	0.0
Additions to property, plant and equipment		(1.5)	(1.2)	(2.7)
Segment operating profit		0.0	0.0	0.0
Depreciation		(3.2)	(2.5)	(2.2)
Change in estimate of environmental rehabilitation recognised in profit or loss		(7.7)	5.2	0.3
Ongoing rehabilitation expenditure		(0.8)	(0.3)	(1.0)
Care and maintenance		(0.2)	0.8	2.5
Other operating costs		(194.0)	(185.9)	(183.2)
Other income		0.5		0.1
Loss on disposal of subsidiary		0.0
Administration expenses and other costs		0.0	0.0	0.0
Finance expense		(10.0)	(10.1)	(3.8)
Current tax		(10.9)		(12.6)
Deferred tax		(14.5)	8.1	0.3
Profit for the year		(106.4)	(66.1)	(24.5)
Reconciliation of cost of sales to cash operating costs
Cost of sales		(11.9)	3.2	(0.4)
Depreciation		3.2	2.5	2.2
Change in estimate of environmental rehabilitation provision recognised in profit or loss		7.7	(5.2)	(0.3)
Movement in gold in process and finished inventories – Gold Bullion		0.0	0.0	0.0
Ongoing rehabilitation expenditure		0.8	0.3	1.0
Care and maintenance		0.2	(0.8)	(2.5)
Other operating costs		194.0	185.9	183.2
Cash operating costs		0.0	0.0	0.0
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		0.0	0.0	0.0
Labour including short term incentives		0.0	0.0	0.0
Electricity		0.0	0.0	0.0
Specialist service providers		0.0	0.0	0.0
Machine hire		0.0	0.0	0.0
Security expenses		0.0	0.0	0.0
Water		0.0	0.0	0.0
Finance income		R 134.4	R 118.6	R 175.1

[1]	2025: Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss,
R1.0 million is attributable to non-controlling interest (“NCI”).